Financial Instruments by Balance Sheet Grouping (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets(a)	$ 3,613		$ 3,567
Other noncurrent assets(b)	3,596		3,233
Other current liabilities	9,951		13,812
Other noncurrent liabilities	4,767		4,851
Selected Financial Assets and Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets(a)	286	[1]	296	[1]
Other noncurrent assets(b)	1,225	[2]	1,086	[2]
Selected Financial Assets and Liabilities [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets(a)	172		152
Selected Financial Assets and Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets(a)	90
Other noncurrent assets(b)	378		1,000
Selected Financial Assets and Liabilities [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets(a)	24		144
Other noncurrent assets(b)	847		50
Selected Financial Assets and Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	303	[3]	330	[3]
Other noncurrent liabilities	327	[4]	374	[4]
Selected Financial Assets and Liabilities [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	219		243
Selected Financial Assets and Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other noncurrent liabilities	301		33
Selected Financial Assets and Liabilities [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	84		87
Other noncurrent liabilities	$ 26		$ 341

[1]	As of December 31, 2013, derivative instruments at fair value include interest rate swaps ($90 million), foreign currency swaps ($24 million) and foreign currency forward-exchange contracts ($172 million) and, as of December 31, 2012, include foreign currency swaps ($144 million) and foreign currency forward-exchange contracts ($152 million).
[2]	As of December 31, 2013, derivative instruments at fair value include interest rate swaps ($378 million) and foreign currency swaps ($847 million) and, as of December 31, 2012, include interest rate swaps ($1.0 billion) and foreign currency swaps ($50 million).
[3]	At December 31, 2013, derivative instruments at fair value include foreign currency swaps ($84 million) and foreign currency forward-exchange contracts ($219 million) and, as of December 31, 2012, include foreign currency swaps ($87 million) and foreign currency forward-exchange contracts ($243 million).
[4]	At December 31, 2013, derivative instruments at fair value include interest rate swaps ($301 million) and foreign currency swaps ($26 million) and, as of December 31, 2012, include interest rate swaps ($33 million) and foreign currency swaps ($341 million).